Warrants (Details 2) - Fair Value, Inputs, Level 3 [Member]	9 Months Ended
Sep. 30, 2018
Class of Warrant or Right [Line Items]
Expected Dividend Yield	0.00%
Expected Life (in years)	5 years
Minimum [Member]
Class of Warrant or Right [Line Items]
Expected Volatility	252.42%
Risk-free Interest Rate	2.80%
Maximum [Member]
Class of Warrant or Right [Line Items]
Expected Volatility	258.24%
Risk-free Interest Rate	2.94%